Restructuring Charges - Components of Restructuring Charges Less Releases Recorded in Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 99	$ 58	$ (33)
Personnel lay-off costs addition liability [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	101	66	5
Impairment of assets [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges			2
Lease and Contract Terminations [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	2
Release of provisions/accruals [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ (4)	$ (8)	$ (40)